CASH FLOW ITEMS (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Schedule of Other Non-cash Items, Operating Activities
Adjustments for other non-cash items within operating activities

		Years ended December 31,
	Notes	2017	2016
Share-based compensation	26	$5.9	$5.1
Effects of exchange rate fluctuation on restricted cash		(1.6)	(1.0)
Amortization of gains related to flow-through common shares	31	(3.6)	(3.7)
Changes in estimates of environmental indemnities at closed sites	29	7.5	(9.8)
Gain on purchase of 6.75% Senior Notes	31	—	(4.0)
Write-down of assets	29	2.3	5.3
Write-down of receivables		0.2	0.3
Other		1.4	5.6
		$12.1	$(2.2)

Schedule of Changes in Non-cash Working Capital Items and Non-current Ore Stockpiles
Movements in non-cash working capital items and non-current ore stockpiles

	Years ended December 31,
	2017	2016
Receivables and other current assets	$(1.8)	$(6.7)
Inventories and non-current ore stockpiles	(21.3)	6.2
Accounts payable and accrued liabilities	24.4	20.1
	$1.3	$19.6

Schedule of Other Investing Activities	Other investing activities

		Years ended December 31,
	Notes	2017	2016
Disposal of investments		$9.0	$0.5
Advances to related parties	36	(5.9)	(4.4)
Repayments from related parties	36	1.0	2.6
Other		0.3	0.8
		$4.4	$(0.5)

Schedule of Other Financing Activities
Other financing activities

	Years ended December 31,
	2017	2016
Repayment of finance lease liabilities	$(0.1)	$(1.1)
Dividends paid to non-controlling interests	(3.1)	(1.5)
Other finance costs	(3.6)	(3.1)
	$(6.8)	$(5.7)

Schedule of Reconciliation of Long-term Debt Arising from Financing Activities
Reconciliation of long-term debt arising from financing activities

	Notes	2017	2016
Balance, beginning of the year		$485.1	$628.1
Net proceeds from issuance of 7% Senior Notes	19(a)	393.6	—
Non-cash changes:
Amortization of deferred financing charges		0.9	2.5
Change in fair value of embedded derivative	20(d)	(2.6)	—
Loss on redemption of 6.75% Senior Notes	19(a)	20.2	—
Gain on purchase of 6.75% Senior Notes		—	(4.0)
Cash changes:
Repayment of 6.75% Senior Notes	19(a)	(505.6)	(141.5)
Balance, end of the year		$391.6	$485.1